Pension and Other Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Pension And Other Benefit Plans [Abstract]
Schedule of defined benefit plans disclosures
The components of net periodic pension cost for U.S. and non-U.S. pension plans included the following components:

	Quarter Ended
	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	June 28, 2013	June 29, 2012	June 28, 2013	June 29, 2012
Service cost	$2	$3	$7	$8
Interest cost	38	40	30	31
Expected return on assets	(51)	(40)	(37)	(31)
Amortization of unrecognized net loss and other	11	11	6	5
Contractual termination benefits	—	—	1	5
Net periodic pension cost	$—	$14	$7	$18
The components of net periodic benefit cost for postretirement benefit plans, reported on a global basis, included the following:

	Quarter Ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Service cost	$1	$1
Interest cost	2	3
Expected return on assets	(1)	(2)
Amortization of unrecognized net loss and other	3	4
Net provision for postretirement benefits	$5	$6

The following table summarizes the weighted average assumptions used in the determination of the Company’s postretirement benefit obligations as of March 29, 2013 and March 30, 2012:

	March 29, 2013	March 30, 2012
Discount rate	4.1%	4.5%
The following tables provide reconciliations of the changes in the plans’ projected benefit obligations and assets, and a statement of their funded status:

Reconciliation of Projected Benefit Obligation	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Projected benefit obligation at beginning of year	$3,284	$2,921	$2,732	$2,470
Service cost	10	10	25	33
Interest cost	153	164	123	128
Plan participants’ contributions	3	3	7	8
Amendments	—	—	(28)	(11)
Business/contract acquisitions/divestitures	—	—	(9)	61
Contractual termination benefits	—	—	19	20
Settlement/curtailment	(5)	—	(37)	(36)
Actuarial loss (gain)	194	314	400	151
Benefits paid	(133)	(128)	(79)	(70)
Foreign currency exchange rate changes	—	—	(141)	(22)
Projected benefit obligation at end of year	$3,506	$3,284	$3,012	$2,732

Reconciliation of Fair Value of Plan Assets	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Fair value of plan assets at beginning of year	$2,419	$2,276	$2,295	$2,083
Actual return on plan assets	245	140	314	148
Employer contribution	591	128	157	121
Plan participants’ contributions	3	3	7	8
Benefits paid	(133)	(128)	(79)	(70)
Business/contract acquisitions/divestitures	—	—	5	47
Plan settlement	—	—	(30)	(31)
Foreign currency exchange rate changes	—	—	(119)	(11)
Fair value of plan assets at end of year	$3,125	$2,419	$2,550	$2,295

Funded status at end of year	$(381)	$(865)	$(462)	$(437)

The following table provides the amounts recorded in the Company’s consolidated balance sheet:

	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Non-current assets	$—	$—	$23	$13
Current liabilities - Accrued expenses and other current liabilities	(7)	(8)	(3)	(9)
Non-current liabilities - Other long-term liabilities	(374)	(857)	(482)	(441)
Net amount recorded	$(381)	$(865)	$(462)	$(437)

The following is a summary of amounts in accumulated other comprehensive loss, before tax effects, as of March 29, 2013 and March 30, 2012 that have not been recognized in the consolidated statements of operations as components of net periodic pension cost:

	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Net transition obligation	$—	$—	$3	$5
Prior service cost	5	7	(24)	2
Net actuarial loss	1,140	1,077	895	712
Accumulated other comprehensive loss	$1,145	$1,084	$874	$719

The following table summarizes the weighted average assumptions used in the determination of the Company’s pension plans’ benefit obligations as of March 29, 2013 and March 30, 2012:

	U.S. Plans		Non-U.S. Plans
	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Discount rate	4.4%	4.8%	4.1%	4.7%
Rates of increase in compensation levels (1)	4.1%	4.1%	3.5%	4.1%

(1) The weighted average calculation is computed using rates of increase for active plans where participants are accruing future benefits. For fiscal 2013 and 2012, the weighted average rate for all pension plans, including frozen plans, is 0.6% and 0.7%, respectively, for U.S. Plans, and 0.6% and 0.9%, respectively, for Non-U.S. Plans.

The following table lists selected information for the pension plans as of March 29, 2013 and March 30, 2012:

	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Projected benefit obligation	$3,506	$3,284	$3,012	$2,732
Accumulated benefit obligation	3,487	3,259	2,969	2,655
Fair value of plan assets	3,125	2,419	2,550	2,295

	Plans with Projected Benefit Obligation In Excess of Plan Assets (U.S. and Non-U.S.)		Plans with Accumulated Benefit Obligation in Excess of Plan Assets (U.S. and Non-U.S.)
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Projected benefit obligation	$6,270	$5,845	$6,132	$5,844
Accumulated benefit obligation	6,217	5,770	6,100	5,770
Fair value of plan assets	5,405	4,531	5,276	4,530

The net periodic pension cost for U.S. and non-U.S. pension plans included the following components:

	U.S. Plans			Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011	March 29, 2013	March 30, 2012	April 1, 2011
Service cost	$10	$10	$9	$25	$33	$32
Interest cost	153	164	164	123	128	122
Expected return on assets	(160)	(146)	(157)	(124)	(129)	(128)
Amortization of transition obligation	—	—	—	1	1	1
Amortization of prior service costs	2	2	2	(1)	1	1
Amortization of unrecognized net loss	42	32	23	20	13	18
Contractual termination benefit	—	—	—	20	20	—
Settlement/curtailment	—	—	—	—	2	—
Net periodic pension cost	$47	$62	$41	$64	$69	$46

The net periodic pension cost associated with the pension and retiree medical plans that were part of the sale of ATD for fiscal 2013, 2012 and 2011 was $0 million, $0 million and $0 million, respectively.

Other before tax changes in plan assets and benefit obligations recognized in other comprehensive income during fiscal years 2013, 2012 and 2011 included the following components:

	U.S. Plans			Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011	March 29, 2013	March 30, 2012	April 1, 2011
Net actuarial (gain) / loss	$105	$319	$83	$201	$133	$(118)
Prior service (credit) / cost	—	—	—	(27)	(11)	—
Amortization of:
Transition (asset) /obligation	—	—	—	(1)	(1)	(1)
Prior service (credit) / cost	(2)	(2)	(2)	1	(1)	(1)
Net actuarial (gain) / loss	(42)	(32)	(23)	(25)	(20)	(24)
Foreign currency exchange rate changes	—	—	—	6	(4)	—
Total recognized in other comprehensive income	$61	$285	$58	$155	$96	$(144)
Information about the expected cash flows for pension plans as of March 29, 2013, is as follows:

(Amounts in millions)	U.S. Plans	Non-U.S. Plans
Employer contributions:
2014 (expected)	$8	$115
Expected Benefit Payments:
2014	$151	$84
2015	152	83
2016	165	86
2017	176	94
2018	188	99
2019-2023	1,069	595
A one-percentage point change in the assumed healthcare cost trend rates would have had the following effect:

	One Percentage Point
(Amounts in millions)	Increase	Decrease
Effect on accumulated postretirement benefit obligation as of March 29, 2013	$14	$(12)
Effect on net periodic postretirement benefit cost for fiscal 2013	1	(1)

The net periodic benefit cost for other postretirement benefit plans included the following components:

(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Service cost	$4	$3	$4
Interest cost	11	11	14
Expected return on assets	(5)	(6)	(6)
Amortization of transition obligation	—	1	2
Amortization of prior service costs	(2)	(6)	—
Recognized actuarial loss	16	13	10
Net provision for postretirement benefits	$24	$16	$24

Other before tax changes in plan assets and benefit obligations recognized in other comprehensive income during fiscal years 2013, 2012 and 2011 included the following components:

(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Net actuarial (gain) / loss	$(8)	$21	$(1)
Prior service (credit) / cost	—	21	(50)
Amortization of:
Transition (asset) /obligation	—	(1)	(3)
Prior service (credit) / cost	2	6	—
Actuarial (gain) / loss	(16)	(13)	(10)
Foreign currency exchange rate changes	—	—	—
Total recognized in other comprehensive income	$(22)	$34	$(64)
The weighted-averages of the assumptions used to determine net periodic benefit cost were as follows. See the above discussion of Pension Plans for how the assumptions are developed.

Fiscal Year End	2013	2012	2011
Discount or settlement rates	4.5%	5.3%	6.1%
Expected long-term rates of return on assets(1)	6.5%	7.2%	8.3%

(1) The Company had no other postretirement benefit plan assets outside the U.S.

Information about the expected cash flows for other postretirement benefit plans follows. No significant cash flow is expected for other postretirement benefit plans outside the U.S.

(Amounts in millions)	Employer Contributions

2014 (expected)	$9

Expected Benefit Payments
2014	$13
2015	15
2016	16
2017	17
2018	18
2019-2023	94
The weighted-averages of the assumptions used to determine net periodic pension cost were:

	U.S. Plans			Non-U.S. Plans
	March 29, 2013	March 30, 2012	April 1, 2011	March 29, 2013	March 30, 2012	April 1, 2011
Discount or settlement rates	4.6%	5.7%	6.2%	4.7%	5.2%	5.3%
Expected long-term rates of return on assets	6.8%	7.5%	8.3%	5.4%	6.1%	6.7%
Rates of increase in compensation levels (1)	4.1%	4.3%	4.3%	4.1%	4.1%	4.1%

(1) The weighted average calculation is computed using rates of increase for active plans where participants are accruing future benefits. For fiscal 2013 and 2012, the weighted average for all pension plans, including frozen plans, is 0.7% and 0.7%, respectively, for U.S. Plans, and 0.9% and 1.0%, respectively, for Non-U.S. Plans.
The following tables provide reconciliations of the changes in postretirement plans’ benefit obligations and assets and a statement of their funded status:

Reconciliation of Accumulated Postretirement Benefit Obligation
(Amounts in millions)	March 29, 2013	March 30, 2012
Accumulated benefit obligation at beginning of year	$253	$214
Service cost	4	3
Interest cost	11	11
Plan participants’ contributions	—	—
Business/contract acquisitions/divestitures	—	—
Amendments	—	21
Actuarial loss (gain)	(6)	20
Benefits paid	(10)	(16)
Retiree drug subsidy reimbursement	1	1
Foreign currency exchange rate changes	—	(1)
Accumulated benefit obligation at end of year	$253	$253

Reconciliation of Fair Value of Plan Assets
(Amounts in millions)	March 29, 2013	March 30, 2012
Fair value of plan assets at beginning of year	$81	$79
Actual return on plan assets	7	5
Employer contribution	6	13
Plan participants’ contributions	—	—
Benefits paid	(10)	(16)
Fair value of plan assets at end of year	$84	$81

Funded status at end of year	$(169)	$(172)

The following table provides the amounts recorded in the Company’s consolidated balance sheets:

(Amounts in millions)	March 29, 2013	March 30, 2012
Current liabilities - Accrued expenses and other current liabilities	$(5)	$(5)
Non-current liabilities - Other long-term liabilities	(164)	(167)
Net amount recorded	$(169)	$(172)

The following is a summary of amounts in accumulated other comprehensive loss as of March 29, 2013 and March 30, 2012 that have not been recognized in the consolidated statements of operations as components of net periodic benefit cost:

(Amounts in millions)	March 29, 2013	March 30, 2012
Net transition obligation	$—	$—
Prior service (gain) cost	(17)	(19)
Net actuarial loss	99	123
Accumulated other comprehensive loss	$82	$104

The following table lists selected information for other postretirement benefit plans as of March 29, 2013 and March 30, 2012:

			Plans with Accumulated Postretirement Benefit Obligation in Excess of the Fair Value of Plan Assets
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Accumulated postretirement benefit obligation	$253	$253	$253	$253
Fair value of plan assets	84	81	84	81

Schedule of fair value of financial assets for pension and postretirement benefits
The fair value of our pension plan assets and postretirement benefit plans by investment category and the corresponding level within the fair value hierarchy as of March 29, 2013 are as follows:

(Amounts in millions)	U.S. Plans	Non-U.S. Plans
Fair value of pension plan assets	$3,125	$2,550
Fair value of other postretirement benefit plan assets	84	—
Total fair value of retirement plan assets as of March 29, 2013	$3,209	$2,550

U.S. Pension and Other Postretirement Benefit Plans
(Amounts in millions)	Level 1	Level 2 (a)	Level 3	Total
Equity:
Global/International	$31	$38	$—	$69
U.S. Domestic Stocks	51	—	—	51
Domestic Equity commingled funds	5	1,325	—	1,330
Global Equity commingled funds	—	380	—	380
Global Equity mutual funds	83	—	—	83
Fixed Income:
U.S. Treasuries	—	87	—	87
U.S. Government Agencies	—	11	—	11
Non U.S. Government	—	5	—	5
Mortgage and asset backed securities	—	131	—	131
Corporate(b)	—	74	—	74
Fixed income commingled funds	3	959	—	962
Cash equivalents	8	117	—	125
Total	$181	$3,127	$—	$3,308
Unsettled Trade Receivable and Accrued Income				79
Unsettled Trade Payable and Accrued Expenses				(178)
Fair value of assets for U.S. pension and postretirement medical plans as of March 29, 2013				$3,209

Non-U.S. Pension Plan Assets
(Amounts in millions)	Level 1	Level 2 (a)	Level 3	Total
Equity:
U.S./North American Equity commingled funds	$—	$54	$—	$54
Global/International Equity commingled funds	—	915	—	915
Global equity mutual funds	—	—	—	—
Fixed Income:
Fixed income commingled funds	—	1,311	—	1,311
Insurance contracts	—	157	6	163
Cash equivalents	—	25	—	25
Other	—	83	—	83
Total	$—	$2,545	$6	$2,551
Unsettled Trades				(1)
Fair value of non-U.S. pension assets as of March 29, 2013				$2,550

(a)	The majority of retirement plan assets are invested in a variety of commingled funds and fixed income. This results in a high amount of Level 2 investments.

(b)	Primarily investment grade.

Below is a reconciliation of the assets valued using significant unobservable inputs (Level 3):

Non-U.S. Plans Insurance Contracts
(Amounts in millions)
Beginning balance as of March 30, 2012	$5
Actual return on plan assets relating to assets still held at the reporting date	1
Actual return on plan assets relating to assets sold during the period	—
Purchases, sales, and settlements	—
Transfers in and / or out of Level 3	—
Changes due to exchange rates	—
Ending balance as of March 29, 2013	$6

The fair value of our pension plan assets and postretirement benefit plans by investment category and the corresponding level within the fair value hierarchy as of March 30, 2012, are as follows:

(Amounts in millions)	U.S. Plans	Non-U.S. Plans
Fair value of pension plan assets	$2,419	$2,295
Fair value of other postretirement benefit plan assets	81	—
Total fair value of retirement plan assets as of March 30, 2012	$2,500	$2,295

U.S. Pension and Other Postretirement Benefit Plans
(Amounts in millions)	Level 1	Level 2 (a)	Level 3	Total
Equity:
Global/International	$25	$34	$—	$59
U.S. Domestic Stocks	40	—	—	40
Domestic Equity commingled funds	5	1,040	—	1,045
Global Equity commingled funds	—	250	—	250
Global Equity mutual funds	93	—	—	93
Fixed Income:
U.S. Treasuries	—	72	—	72
U.S. Government Agencies	—	10	—	10
Non U.S. Government	—	2	—	2
Mortgage and asset backed securities	—	118	—	118
Corporate(b)	—	82	—	82
Fixed income commingled funds	3	689	—	692
Cash equivalents	8	58	—	66
Total	$174	$2,355	$—	$2,529
Unsettled Trade Receivable and Accrued Income				84
Unsettled Trade Payable and Accrued Expenses				(113)
Fair value of assets for U.S. pension and postretirement medical plans as of March 30, 2012				$2,500

NON-U.S. PENSION PLAN ASSETS
(Amounts in millions)	Level 1	Level 2 (a)	Level 3	Total
Equity:
U.S./North American Equity commingled funds	$—	$40	$—	$40
Global/International Equity commingled funds	—	757	—	757
Global equity mutual funds	78	—	—	78
Fixed Income:
Fixed income commingled funds	115	1,104	—	1,219
Insurance contracts	—	141	5	146
Cash equivalents	—	13	—	13
Other	—	42	—	42
Total	$193	$2,097	$5	$2,295
Unsettled Trades				—
Fair value of non-U.S. pension assets as of March 30, 2012				$2,295

(a)	The majority of retirement plan assets are invested in a variety of commingled funds and fixed income. This results in a high amount of Level 2 investments.

(b)	Primarily investment grade.

Below is a reconciliation of the assets valued using significant unobservable inputs (Level 3):

Non-U.S. Plans Insurance Contracts
(Amounts in millions)
Beginning balance as of April 1, 2011	$—
Asset acquired in purchase of iSOFT	3
Actual return on plan assets relating to assets still held at the reporting date	—
Actual return on plan assets relating to assets sold during the period	—
Purchases, sales, and settlements	2
Transfers in and / or out of Level 3	—
Changes due to exchange rates	—
Ending balance as of March 30, 2012	$5

The asset allocation of pension plans at March 29, 2013 and March 30, 2012, respectively, is as follows:

	U.S. Plans		Non-U.S. Plans
Asset Category	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Equity securities	58%	59%	38%	38%
Debt securities	38%	39%	51%	53%
Cash and other	4%	2%	11%	9%
Total	100%	100%	100%	100%

The asset allocation for U.S. other postretirement benefit plans at March 29, 2013 and March 30, 2012, respectively, is as follows:

	Percentage of Plan Assets at Year End
Asset Category	March 29, 2013	March 30, 2012
Equity securities	29%	30%
Debt securities	19%	20%
Cash and other	52%	50%
Total	100%	100%